Fair Value of Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Obligations relating to short selling of securities [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities transferredout of level two into level one	$ 396	$ 114
Liabilities transferred out of level one into level two	6	169
Investment In Equity Securities [Member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Transferred out of level three into level two	0	101
Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one	1,867	1,413
Assets transferred out of level one into level two	712	758
Investment securities [Member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one	3,010	1,204
Assets transferred out of level one into level two	$ 698	$ 752